INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Schedule of U.S. and foreign earnings (loss) from continuing operations before income taxes

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
U.S.	$142,623	$20,603	$(1,046,009)
Foreign	28,899	2,083	99,010

Total	$171,522	$22,686	$(946,999)

Schedule of (benefit) provision for income taxes attributable to continuing operations

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Current income tax provision (benefit):
Federal	$49,450	$27,271	$(23,186)
State	(26,510)	7,785	2,744
Foreign	8,496	3,097	2,209

Current income tax provision (benefit)	31,436	38,153	(18,233)

Deferred income tax (benefit) provision:
Federal	(23,293)	(7,031)	29,287
State	639	1,646	(769)
Foreign	(12,829)	(689)	(811)

Deferred income tax (benefit) provision	(35,483)	(6,074)	27,707

Income tax (benefit) provision	$(4,047)	$32,079	$9,474

Schedule of tax effects of cumulative temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities

	December 31,
	2011	2010
	(In thousands)
Deferred tax assets:
Accrued expenses	$25,130	$18,361
Net operating loss carryforwards	31,000	35,298
Tax credit carryforwards	10,518	12,765
Stock-based compensation	84,543	68,633
Income tax reserves, including related interest	57,016	64,191
Intangible and other assets	—	10,339
Equity method investments	12,850	—
Other	22,490	32,103

Total deferred tax assets	243,547	241,690
Less valuation allowance	(45,084)	(40,266)

Net deferred tax assets	198,463	201,424

Deferred tax liabilities:
Property and equipment	(16,264)	(16,648)
Investment in subsidiaries	(374,282)	(378,704)
Intangible and other assets	(56,597)	—
Equity method investments	—	(32,601)
Other	(11,437)	(8,124)

Total deferred tax liabilities	(458,580)	(436,077)

Net deferred tax liability	$(260,117)	$(234,653)

Schedule of reconciliation of income tax (benefit) provision to amounts computed by applying statutory federal income tax rate to earnings (loss) from continuing operations before income taxes

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Income tax provision (benefit) at the federal statutory rate of 35%	$60,033	$7,940	$(331,450)
Release of deferred tax liability associated with investment in Meetic	(43,696)	—	—
Change in tax reserves, net	(15,493)	8,696	14,558
Foreign income taxed at a different statutory tax rate	(11,774)	(4,957)	(182)
Net adjustment related to the reconciliation of income tax provision (benefit) accruals to tax returns	(7,298)	(38)	(370)
Federal valuation allowance on equity method investments	4,595	2,420	1,947
State income taxes, net of effect of federal tax benefit	5,592	5,310	1,916
Foreign tax credits	(1,076)	(5,255)	(5,200)
Non-deductible impairments of goodwill and intangible assets	—	13,661	315,886
Non-deductible goodwill associated with the sale of Match Europe	—	—	9,175
Other, net	5,070	4,302	3,194

Income tax (benefit) provision	$(4,047)	$32,079	$9,474

Schedule of reconciliation of beginning and ending amount of unrecognized tax benefits, excluding interest

	December 31,
	2011	2010	2009
	(In thousands)
Balance at January 1	$389,909	$394,294	$372,633
Additions based on tax positions related to the current year	1,749	3,060	2,333
Additions for tax positions of prior years	9,560	9,897	35,432
Reductions for tax positions of prior years	(26,595)	(13,164)	(14,991)
Settlements	(16,810)	(1,025)	(1,113)
Expiration of applicable statute of limitations	(6,252)	(3,153)	—

Balance at December 31	$351,561	$389,909	$394,294